UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 7.6%
Boeing Company (The)	320	$23,798
General Dynamics Corporation	210	15,410
Precision Castparts Corp. (A)	300	51,870

		91,078

Air Freight & Logistics – 2.9%
FedEx Corporation	170	15,633
United Parcel Service, Inc., Class B	235	18,969

		34,602

Airlines – 0.3%
Southwest Airlines Co.	500	4,120

Apparel Retail – 0.3%
Limited Brands, Inc.	85	4,080

Apparel, Accessories & Luxury Goods – 5.0%
Columbia Sportswear Company	63	3,013
Michael Kors Holdings Limited (A)(B)	200	9,318
Under Armour, Inc., Class A (A)(B)	305	28,670
Vera Bradley, Inc. (B)	250	7,548
Warnaco Group, Inc. (The)(B)	195	11,388

		59,937

Asset Management & Custody Banks – 1.8%
Invesco Ltd.	850	22,670

Auto Parts & Equipment – 2.8%
BorgWarner Inc. (A)(B)	352	29,695
Gentex Corporation	155	3,798

		33,493

Automobile Manufacturers – 1.8%
Bayerische Motoren Werke AG (C)	80	7,195
Ford Motor Company	1,205	15,050

		22,245

Brewers – 0.3%
Boston Beer Company, Inc. (The), Class A (B)	33	3,567

Broadcasting – 3.2%
CBS Corporation, Class B	535	18,142
Discovery Holding Company, Class A (B)	405	20,493

		38,635

Cable & Satellite – 0.2%
Comcast Corporation, Class A	75	2,251

Casinos & Gaming – 1.8%
Las Vegas Sands, Inc.	210	12,089
Wynn Resorts, Limited	74	9,255

		21,344

Communications Equipment – 1.4%
QUALCOMM Incorporated	245	16,665

Computer Hardware – 13.1%
Apple Inc. (A)(B)	265	158,859

Construction & Farm Machinery & Heavy Trucks – 2.4%
Caterpillar Inc.	130	13,848
Westinghouse Air Brake Technologies Corporation	206	15,556

		29,404

Consumer Finance – 1.6%
American Express Company	335	19,383

Distillers & Vintners – 0.8%
BEAM, INC	159	9,289

Diversified Banks – 0.1%
Comerica Incorporated	25	809

Electrical Components & Equipment – 0.3%
Acuity Brands, Inc.	60	3,770

Electronic Equipment & Instruments – 0.2%
OSI Systems, Inc. (B)	45	2,759

Footwear – 1.9%
NIKE, Inc., Class B (A)	210	22,772

General Merchandise Stores – 0.5%
Target Corporation	100	5,827

Health Care Facilities – 0.3%
HCA Holdings, Inc.	150	3,711

Homefurnishing Retail – 0.1%
Bed Bath & Beyond Inc. (B)	20	1,315

Hotels, Resorts & Cruise Lines – 1.8%
Hyatt Hotels Corporation, Class A (B)	146	6,250
Starwood Hotels & Resorts Worldwide, Inc.	275	15,513

		21,763

Household Products – 0.5%
Procter & Gamble Company (The)	90	6,049

Human Resource & Employment Services – 0.5%
Manpower, Inc.	135	6,395

Hypermarkets & Super Centers – 3.2%
Costco Wholesale Corporation	420	38,136

Integrated Oil & Gas – 1.1%
ConocoPhillips	113	8,612
Occidental Petroleum Corporation	45	4,285

		12,897

Internet Retail – 0.9%
Groupon, Inc. (B)	560	10,293

Internet Software & Services – 3.7%
Google Inc., Class A (A)(B)	70	44,886

Investment Banking & Brokerage – 1.2%
Goldman Sachs Group, Inc. (The)	95	11,815
Morgan Stanley	115	2,259

		14,074

Leisure Facilities – 0.8%
Life Time Fitness, Inc. (B)	150	7,585
Vail Resorts, Inc.	35	1,514

		9,099

Managed Health Care – 0.8%
WellPoint, Inc.	125	9,225

Oil & Gas Drilling – 0.7%
Patterson-UTI Energy, Inc.	460	7,953

Oil & Gas Equipment & Services – 5.1%
Dril-Quip, Inc. (B)	40	2,601
Halliburton Company	515	17,093
National Oilwell Varco, Inc.	239	19,017
Schlumberger Limited	340	23,776

		62,487

Oil & Gas Exploration & Production – 3.5%
Apache Corporation	15	1,507
Equitable Resources, Inc.	270	13,016
Noble Energy, Inc.	120	11,734
Southwestern Energy Company (B)	360	11,016
Ultra Petroleum Corp. (B)	220	4,979

		42,252

Other Diversified Financial Services – 1.1%
JPMorgan Chase & Co.	290	13,334

Packaged Foods & Meats – 1.6%
Kellogg Company	50	2,682
Mead Johnson Nutrition Company	197	16,281

		18,963

Personal Products – 0.6%
Estee Lauder Companies Inc. (The), Class A	108	6,659

Pharmaceuticals – 1.9%
Allergan, Inc.	240	22,903

Railroads – 2.1%
Kansas City Southern	350	25,092

Restaurants – 7.7%
Arcos Dorados Holdings Inc.	420	7,598
McDonald’s Corporation (A)	390	38,259
Panera Bread Company, Class A (A)(B)	92	14,805
Starbucks Corporation	600	33,534

		94,196

Semiconductors – 2.2%
Broadcom Corporation, Class A	370	14,541
Microchip Technology Incorporated	310	11,532

		26,073

Soft Drinks – 3.3%
Coca-Cola Company (The)	395	29,234
PepsiCo, Inc.	180	11,943

		41,177

Systems Software – 0.9%
Oracle Corporation	360	10,498

Tobacco – 0.4%
Altria Group, Inc.	170	5,248

Trucking – 1.9%
J.B. Hunt Transport Services, Inc.	420	22,835

TOTAL COMMON STOCKS – 98.2%		$1,185,072
(Cost: $878,586)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.1%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.140%, 4-10-12 (D)	$4,000	4,000

Colgate-Palmolive Company, 0.100%, 4–12–12 (D)	3,000	3,000
John Deere Financial Limited (GTD by John Deere Capital Corporation), 0.110%, 4–11–12 (D)	6,000	5,999
Kraft Foods Inc., 0.340%, 4–19–12 (D)	5,500	5,499
Novartis Securities Investment Ltd., 0.110%, 4–12–12 (D)	5,000	5,000
Sonoco Products Co., 0.320%, 4–2–12 (D)	1,800	1,800

		25,298

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (E)	419	419

TOTAL SHORT-TERM SECURITIES – 2.1%		$25,717
(Cost: $25,717)

TOTAL INVESTMENT SECURITIES – 100.3%		$1,210,789
(Cost: $904,303)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(4,087)

NET ASSETS – 100.0%		$1,206,702

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$347,250	$—	$—
Consumer Staples	129,088	—	—
Energy	125,589	—	—
Financials	70,270	—	—
Health Care	35,839	—	—
Industrials	217,296	—	—
Information Technology	259,740	—	—
Total Common Stocks	$1,185,072	$—	$—
Short-Term Securities	—	25,717	—
Total	$1,185,072	$25,717	$—
Liabilities
Written Options	$4,122	$—	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following written options were outstanding at March 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Apple Inc.	N/A	Call	133	April 2012	$585.00	$76	$(341)
	N/A	Call	79	June 2012	735.00	47	(35)
	N/A	Call	79	July 2012	595.00	168	(362)
	N/A	Call	398	January 2013	610.00	1,407	(2,588)
	N/A	Call	132	January 2013	710.00	171	(405)
BorgWarner Inc.	N/A	Call	172	April 2012	80.00	29	(87)
	N/A	Call	173	April 2012	95.00	9	(2)
	N/A	Call	176	May 2012	92.50	13	(14)
	N/A	Call	176	July 2012	95.00	25	(26)

Google Inc., Class A	N/A	Call	48	April 2012	665.00	30	(59)
	N/A	Call	35	April 2012	710.00	14	(11)
Groupon, Inc.	N/A	Put	538	April 2012	16.00	41	(19)
McDonald’s Corporation	N/A	Put	239	April 2012	90.00	11	(1)
	N/A	Put	239	April 2012	92.50	15	(3)
Michael Kors Holdings Limited	N/A	Call	100	April 2012	50.00	12	(5)
NIKE, Inc., Class B	N/A	Call	97	April 2012	115.00	9	(2)
	N/A	Put	225	July 2012	85.00	16	(14)
Panera Bread Company, Class A	N/A	Put	81	May 2012	120.00	11	(1)
	N/A	Call	81	May 2012	185.00	10	(6)
Under Armour, Inc., Class A	N/A	Call	147	April 2012	92.50	16	(60)
	N/A	Call	153	May 2012	115.00	10	(4)
	N/A	Call	153	July 2012	125.00	10	(6)
Vail Resorts, Inc.	N/A	Put	411	July 2012	35.00	30	(35)
	N/A	Put	274	July 2012	37.50	33	(36)
						$2,213	$(4,122)

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at March 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$904,303

Gross unrealized appreciation	334,175
Gross unrealized depreciation	(27,689)

Net unrealized appreciation	$306,486

SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 4.3%
Compagnie Financiere Richemont S.A. (A)	1,567	$98,240
Prada S.p.A. (A)(B)	931	6,051
Prada S.p.A. (A)(B)(C)	4,468	29,058

		133,349

Application Software – 0.1%
Intuit Inc.	27	1,611

Asset Management & Custody Banks – 2.9%
Apollo Global Management, LLC	1,511	21,579
Blackstone Group L.P. (The)	2,941	46,873
KKR & Co. L.P.	1,415	20,981

		89,433

Automobile Manufacturers – 4.8%
Bayerische Motoren Werke AG (A)	785	70,631
Hyundai Motor Company (A)	272	55,955
Porsche Automobil Holding SE (A)	339	20,001

		146,587

Broadcasting – 2.2%
CBS Corporation, Class B	2,047	69,421

Casinos & Gaming – 13.0%
Las Vegas Sands, Inc.	331	19,079
Sands China Ltd. (A)	4,848	18,949
Sands China Ltd. (A)(C)	32,196	125,830
Wynn Macau, Limited (A)	19,110	55,861
Wynn Macau, Limited (A)(C)	1,499	4,382
Wynn Resorts, Limited	1,423	177,728

		401,829

Communications Equipment – 0.4%
Cisco Systems, Inc.	535	11,307

Computer Hardware – 3.1%
Apple Inc. (B)	163	97,594

Construction & Farm Machinery & Heavy Trucks – 3.3%
Caterpillar Inc.	513	54,676
Cummins Inc.	414	49,697

		104,373

Diversified Banks – 0.9%
China Minsheng Banking Corp., Ltd., H Shares (A)	897	812
China Minsheng Banking Corp., Ltd., H Shares (A)(B)(C)	29,128	26,369

		27,181

Diversified Metals & Mining – 0.9%
Freeport-McMoRan Copper & Gold Inc., Class B	732	27,849

Hotels, Resorts & Cruise Lines – 2.1%
Starwood Hotels & Resorts Worldwide, Inc. (D)	1,156	65,187

Industrial Conglomerates – 2.0%
Hutchison Whampoa Limited, Ordinary Shares (A)	6,098	60,936

Integrated Oil & Gas – 9.2%
ConocoPhillips (D)	1,847		140,367
Exxon Mobil Corporation	128		11,075
Occidental Petroleum Corporation	470		44,787
Royal Dutch Shell plc, Class A (A)	838		29,342
StatoilHydro ASA (A)	1,155		31,348
Total S.A. (A)	571		29,106

			286,025

Internet Software & Services – 6.0%
Baidu.com, Inc., ADR (B)	657		95,720
Google Inc., Class A (B)	66		42,322
Tencent Holdings Limited (A)	1,884		52,558

			190,600

Investment Banking & Brokerage – 1.0%
CITIC Securities Company Limited, H Shares (A)(B)(C)	15,636		31,411

IT Consulting & Other Services – 2.4%
Cognizant Technology Solutions Corporation, Class A (B)(D)	965		74,251

Life & Health Insurance – 3.1%
AIA Group Limited (A)	5,356		19,621
AIA Group Limited (A)(C)	19,271		70,601
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)	879		5,107

			95,329

Marine – 0.6%
A.P. Moller – Maersk A/S (A)	2		17,759

Mortgage REITs – 1.0%
American Capital Agency Corp.	1,075		31,767

Movies & Entertainment – 0.1%
Delta Prefco Limited (B)(E)	—	*	—	*
Delta Topco Limited (B)(E)	13,909		3,881

			3,881

Multi-Line Insurance – 1.4%
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	14,387		44,556

Oil & Gas Drilling – 2.5%
Seadrill Limited (A)	1,710		64,073
Seadrill Limited (A)(C)	378		14,154

			78,227

Oil & Gas Equipment & Services – 2.1%
Halliburton Company	943		31,282
National Oilwell Varco, Inc. (D)	432		34,323

			65,605

Pharmaceuticals – 0.5%
GlaxoSmithKline plc (A)	274		6,118
Sanofi-Aventis (A)	121		9,374

			15,492

Restaurants – 1.7%
Starbucks Corporation	930		51,961

Semiconductor Equipment – 2.3%
ASML Holding N.V., Ordinary Shares (A)	1,411		70,547

Semiconductors – 0.3%
Intel Corporation	280	7,857

Specialized Finance – 0.2%
CME Group Inc.	26	7,580

Tobacco – 2.0%
Philip Morris International Inc. (D)	697	61,779

Wireless Telecommunication Service – 0.2%
Bharti Airtel Limited (A)	473	3,138
China Mobile Limited (A)	145	1,596

		4,734

TOTAL COMMON STOCKS – 76.6%		$2,376,018
(Cost: $1,680,014)

PREFERRED STOCKS
Automobile Manufacturers – 4.9%
Volkswagen AG, 2.260% (A)	610	107,185
Volkswagen AG, 2.260% (A)(C)	252	44,244

		151,429

TOTAL PREFERRED STOCKS – 4.9%		$151,429
(Cost: $74,705)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Blackstone Group L.P. (The),
Call $17.00, Expires 5–21–12	467	11
Cisco Systems, Inc.,
Call $22.00, Expires 6–18–12	2,989	154
Cognizant Technology Solutions Corporation, Class A:
Call $77.50, Expires 4–23–12	282	37
Call $82.50, Expires 5–21–12	374	33
DAX Index:
Put EUR6,550.00, Expires 4–20–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(F)	336	57
Put EUR6,650.00, Expires 4–20–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.)(F)	340	85
Put EUR6,850.00, Expires 5–18–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(F)	675	668
Euro (Currency),
Put $1.30, Expires 5–31–12, OTC (Ctrpty: Deutsche Bank AG)	1	545
Exxon Mobil Corporation:
Call $90.00, Expires 5–21–12	374	21
Call $90.00, Expires 7–23–12	374	48
FTSE 100 Index:
Put GBP5,700.00, Expires 4–20–12, OTC (Ctrpty: Citibank N.A.)(F)	164	148
Put GBP5,750.00, Expires 4–20–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(F)	167	196
Put GBP5,700.00, Expires 5–18–12, OTC (Ctrpty: Citibank N.A.)(F)	337	604
Intel Corporation,
Call $29.00, Expires 6–18–12	2,056	117
Japanese Yen (Currency),
Put $83.50, Expires 4–17–12, OTC (Ctrpty: Deutsche Bank AG)	1	335
NASDAQ 100 Index:
Put $2,450.00, Expires 4–20–12, OTC (Ctrpty: Deutsche Bank AG)	238	41
Put $2,525.00, Expires 4–20–12	240	83
Put $2,650.00, Expires 5–18–12, OTC (Ctrpty: Citibank N.A.)	232	741
Put $2,660.00, Expires 5–18–12, OTC (Ctrpty: Deutsche Bank AG)	227	775

National Oilwell Varco, Inc.,
Call $87.50, Expires 5–21–12	374	27
Russell 2000 Index:
Put $800.00, Expires 4–20–12, OTC (Ctrpty: UBS AG)	729	488
Put $805.00, Expires 4–20–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	754	588
Put $805.00, Expires 5–18–12, OTC (Ctrpty: Citibank N.A.)	747	1,345
Put $810.00, Expires 5–18–12, OTC (Ctrpty: UBS AG)	758	1,482
S&P 500 Index:
Put $1,325.00, Expires 4–20–12	1,142	288
Put $1,300.00, Expires 4–23–12	1,120	182
Put $1,360.00, Expires 5–18–12, OTC (Ctrpty: Deutsche Bank AG)	1,123	1,724
Put $1,365.00, Expires 5–18–12, OTC (Ctrpty: Goldman Sachs International)	1,105	1,818
Seadrill Limited,
Put NOK235.14, Expires 6–27–12, OTC (Ctrpty: Goldman Sachs International)(F)	377,700	1,186
Starwood Hotels & Resorts Worldwide, Inc.:
Call $60.00, Expires 4–23–12, OTC (Ctrpty: Goldman Sachs International)	282	8
Call $62.50, Expires 5–21–12	374	19
Total S.A.:
Call EUR40.00, Expires 6–15–12, OTC (Ctrpty: Deutsche Bank AG)(F)	560	60
Call EUR41.00, Expires 6–15–12, OTC (Ctrpty: Citibank N.A.)(F)	561	39
Call EUR43.00, Expires 6–18–12, OTC (Ctrpty: Credit Suisse AG)(F)	1,122	27

TOTAL PURCHASED OPTIONS – 0.4%		$13,980
(Cost: $27,524)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
4.430%, 1–18–15 (G)	$2,400	2,449

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	830	838

Independent Power Producers & Energy Traders – 0.2%
CESP – Companhia Energetica de Sao Paulo,
9.750%, 1–15–15 (C)(F)	BRL7,150	5,746

Movies & Entertainment – 3.3%
Delta Topco Limited,
15.000%, 11–24–16 (E)(H)	$103,206	103,165

TOTAL CORPORATE DEBT SECURITIES – 3.6%		$112,198
(Cost: $111,877)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage–Backed Obligations – 0.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (I)	840	55

5.000%, 11–15–17 (I)	321	10
5.000%, 4–15–19 (I)	634	26
5.000%, 11–15–22 (I)	3	—	*
5.500%, 3–15–23 (I)	672	75
5.000%, 5–15–23 (I)	171	3
5.000%, 8–15–23 (I)	236	8
5.500%, 10–15–25 (I)	2,953	401
5.000%, 8–15–30 (I)	29	—	*
5.500%, 3–15–31 (I)	229	4
5.500%, 10–15–32 (I)	1,431	78
5.500%, 5–15–33 (I)	1,750	277
6.000%, 11–15–35 (I)	1,161	198
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (I)	868	109
5.000%, 8–25–23 (I)	544	15
5.000%, 11–25–23 (I)	648	34
5.500%, 8–25–33 (I)	1,893	284
5.500%, 12–25–33 (I)	2,332	303
5.500%, 4–25–34 (I)	2,832	425
5.500%, 11–25–36 (I)	3,635	531
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 6–20–31 (I)	833	21
5.500%, 3–20–32 (I)	989	84
5.000%, 7–20–33 (I)	370	32
5.500%, 11–20–33 (I)	1,602	152
5.500%, 6–20–35 (I)	1,185	215
5.500%, 7–20–35 (I)	1,313	174
5.500%, 10–16–35 (I)	1,280	214

		3,728

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$3,728
(Cost: $7,869)

BULLION – 10.4%	Troy Ounces
Gold	193	322,164

(Cost: $172,654)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.1%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.110%, 4–18–12 (J)	$16,000	15,998
Avon Capital Corp. (GTD by Avon Products, Inc.),
0.450%, 4–11–12 (J)	3,000	3,000
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.120%, 4–9–12 (J)	10,000	10,000
Campbell Soup Co.,
0.160%, 4–16–12 (J)	12,000	11,998
Corporacion Andina de Fomento,
0.270%, 4–19–12 (J)	9,000	8,999
Danaher Corporation,
0.120%, 4–23–12 (J)	3,000	3,000
Diageo Capital plc (GTD by Diageo plc),
0.440%, 4–26–12 (J)	8,000	7,997
E.I. du Pont de Nemours and Company:
0.130%, 4–3–12 (J)	11,000	11,000
0.110%, 4–19–12 (J)	5,100	5,100
0.130%, 4–20–12 (J)	5,000	5,000
L’Air Liquide S.A.,
0.150%, 4–23–12 (J)	10,000	9,999
McCormick & Co. Inc.,
0.150%, 4–16–12 (J)	6,803	6,803

PACCAR Financial Corp.,
0.120%, 4–13–12 (J)	5,000	5,000
Siemens Capital Corp. (GTD by Siemens AG),
0.140%, 4–16–12 (J)	10,000	9,999
St. Jude Medical, Inc.,
0.190%, 4–27–12 (J)	6,600	6,599
Sysco Corporation,
0.130%, 4–16–12 (J)	4,000	4,000
Wisconsin Electric Power Co.,
0.150%, 4–2–12 (J)	4,678	4,678

		129,170

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.131%, 4–2–12 (K)	4,171	4,171

Municipal Obligations – Taxable – 0.1%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.190%, 4–3–12 (K)	2,000	2,000

Treasury Bills – 0.2%
United States Treasury Bills,
0.120%, 8–9–12	5,000	4,998

TOTAL SHORT-TERM SECURITIES – 4.5%		$140,339
(Cost: $140,339)

TOTAL INVESTMENT SECURITIES – 100.5%		$3,119,856
(Cost: $2,214,982)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5%)		(15,650)

NET ASSETS – 100.0%		$3,104,206

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$868,334	$—	$3,881
Consumer Staples	61,779	—	—
Energy	429,857	—	—
Financials	327,257	—	—
Health Care	15,492	—	—
Industrials	183,068	—	—
Information Technology	453,767	—	—
Materials	27,849	—	—
Telecommunication Services	4,734	—	—
Total Common Stocks	$2,372,137	$—	$3,881
Preferred Stocks	151,429	—	—
Purchased Options	1,020	12,960	—
Corporate Debt Securities	—	9,033	103,165
United States Government Agency Obligations	—	3,728	—
Bullion	322,164	—	—
Short-Term Securities	—	140,339	—
Total	$2,846,750	$166,060	$107,046
Forward Foreign Currency Contracts	$—	$2,346	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1,076	$—
Written Options	446	2,373	—

The following table is a reconciliation of Level 3 investments for which reoccurring unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Investment Funds
Beginning Balance 7-1-11	$—	$—	$4,609
Net realized gain (loss)	—	—	(4,711)
Net unrealized appreciation (depreciation)	(422)	—	2,659
Purchases	4,303	103,165	—
Sales	—	—	(2,557)
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 3-31-12	$3,881	$103,165	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-12	$(422)	$—	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following forward foreign currency contracts were outstanding at March 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Deutsche Bank AG	20,400	6-13-12	$—	$463
Sell	Euro	Morgan Stanley International	28,400	6-14-12	—	613
Sell	Euro	Goldman Sachs International	70,900	6-15-12	2,346	—
					$2,346	$1,076

The following written options were outstanding at March 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price		Premium Received	Market Value
Blackstone Group L.P. (The)	N/A	Put	467	May 2012		$14.00	$14	$(8)
Cisco Systems, Inc.	N/A	Put	2,989	June 2012		19.00	115	(76)
Cognizant Technology Solutions Corporation, Class A	N/A	Put	282	April 2012		65.00	30	(2)
	N/A	Put	374	May 2012		70.00	40	(34)
DAX Index	Morgan Stanley & Co., Inc.	Put	336	April 2012	EUR	5,900.00	136	(9)
	JPMorgan Chase Bank N.A.	Put	340	April 2012		5,950.00	92	(10)
	Morgan Stanley & Co., Inc.	Put	675	May 2012		6,150.00	149	(131)
Euro (Currency)	Deutsche Bank AG	Put	1	May 2012		$1.22	555	(63)
Exxon Mobil Corporation	N/A	Put	374	May 2012		80.00	27	(14)
	N/A	Put	374	July 2012		80.00	56	(42)
FTSE 100 Index	Citibank N.A.	Put	331	April 2012	GBP	5,150.00	143	(31)
	Citibank N.A.	Put	337	May 2012		5,100.00	107	(111)
Intel Corporation	N/A	Put	2,056	June 2012		$26.00	105	(88)
Japanese Yen (Currency)	Deutsche Bank AG	Put	1	April 2012		86.50	158	(31)
NASDAQ 100 Index	Deutsche Bank AG	Put	238	April 2012		2,200.00	354	(4)
	N/A	Put	240	April 2012		2,275.00	248	(10)
	Citibank N.A.	Put	232	May 2012		2,375.00	232	(138)
	Deutsche Bank AG	Put	227	May 2012		2,400.00	211	(155)
National Oilwell Varco, Inc.	N/A	Put	374	May 2012		72.50	59	(55)
Russell 2000 Index	UBS AG	Put	1,483	April 2012		720.00	1,136	(93)
	Citibank N.A.	Put	747	May 2012		720.00	403	(280)
	UBS AG	Put	758	May 2012		730.00	515	(341)
S&P 500 Index	N/A	Put	1,142	April 2012		1,190.00	568	(43)
	N/A	Put	1,120	April 2012		1,170.00	865	(31)
	Deutsche Bank AG	Put	1,123	May 2012		1,220.00	562	(312)
	Goldman Sachs International	Put	1,105	May 2012		1,225.00	491	(323)

Starwood Hotels & Resorts Worldwide, Inc.	Goldman Sachs International	Put	282	April 2012		50.00	29	(4)
	N/A	Put	374	May 2012		52.50	38	(43)
Total S.A.	Deutsche Bank AG	Put	560	June 2012	EUR	35.00	58	(38)
	Citibank N.A.	Put	561	June 2012		36.00	59	(55)
	Credit Suisse AG	Put	561	June 2012		39.00	51	(141)
	Credit Suisse AG	Put	561	June 2012		38.00	45	(103)
							$7,651	$(2,819)

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $351,795 or 11.3% of net assets.

(D)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(E)	Restricted securities. At March 31, 2012, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares/ Principal		Cost	Market Value
Delta Prefco Limited	1-23-12	—	*	$—	$—	*
Delta Topco Limited	1-23-12	$117,115		109,623	107,046
				$109,623	$107,046

The total value of these securities represented 3.4% of net assets at March 31, 2012.

(F)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro, GBP - British Pound and NOK - Norwegian Krone).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(H)	Payment-in-kind bonds.

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at March 31, 2012.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,214,982
Gross unrealized appreciation	961,863
Gross unrealized depreciation	(56,989)
Net unrealized appreciation	$904,874

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.6%
General Dynamics Corporation	67	$4,931
Honeywell International Inc.	142	8,669
Precision Castparts Corp.	63	10,859

		24,459

Apparel Retail – 2.1%
Limited Brands, Inc.	293	14,083

Apparel, Accessories & Luxury Goods – 0.8%
lululemon athletica inc. (A)	76	5,698

Application Software – 1.5%
Intuit Inc.	166	9,976

Auto Parts & Equipment – 1.7%
BorgWarner Inc. (A)	133	11,200

Brewers – 2.1%
Anheuser-Busch InBev S.A., ADR	192	13,977

Broadcasting – 2.0%
CBS Corporation, Class B	392	13,300

Communications Equipment – 1.1%
QUALCOMM Incorporated	113	7,679

Computer Hardware – 4.1%
Apple Inc. (A)	46	27,335

Construction & Farm Machinery & Heavy Trucks – 0.7%
Caterpillar Inc.	46	4,889

Department Stores – 1.5%
Macy’s Inc.	251	9,988

Distillers & Vintners – 1.7%
Brown-Forman Corporation, Class B	135	11,224

Diversified Support Services – 0.4%
Cintas Corporation	61	2,382

Electric Utilities – 1.1%
PPL Corporation	255	7,212

Fertilizers & Agricultural Chemicals – 1.2%
Monsanto Company	102	8,159

Food Retail – 1.2%
Whole Foods Market, Inc.	95	7,879

Footwear – 1.6%
NIKE, Inc., Class B	99	10,714

Health Care Distributors – 1.1%
Henry Schein, Inc. (A)	96	7,273

Hotels, Resorts & Cruise Lines – 1.7%
Hyatt Hotels Corporation, Class A (A)	269	11,483

Household Products – 1.1%
Colgate-Palmolive Company	75	7,324

Integrated Oil & Gas – 3.1%
ConocoPhillips	199	15,149
Exxon Mobil Corporation	64	5,507

		20,656

Integrated Telecommunication Services – 0.9%
AT&T Inc.	198	6,168

Internet Software & Services – 2.1%
eBay Inc. (A)	135	4,965
Google Inc., Class A (A)	14	9,042

		14,007

Life Sciences Tools & Services – 1.8%
Agilent Technologies, Inc.	110	4,901
Mettler-Toledo International Inc. (A)	39	7,260

		12,161

Motorcycle Manufacturers – 1.5%
Harley-Davidson, Inc.	201	9,855

Oil & Gas Equipment & Services – 3.7%
Halliburton Company	119	3,963
National Oilwell Varco, Inc.	186	14,805
Schlumberger Limited	88	6,140

		24,908

Other Diversified Financial Services – 1.9%
JPMorgan Chase & Co.	280	12,893

Packaged Foods & Meats – 3.1%
Hershey Foods Corporation	125	7,654
Mead Johnson Nutrition Company	164	13,543

		21,197

Personal Products – 1.3%
Estee Lauder Companies Inc. (The), Class A	144	8,926

Pharmaceuticals – 3.5%
Allergan, Inc.	144	13,742
Johnson & Johnson	148	9,736

		23,478

Property & Casualty Insurance – 2.3%
Berkshire Hathaway Inc., Class B (A)	103	8,382
Travelers Companies, Inc. (The)	122	7,211

		15,593

Railroads – 2.1%
Kansas City Southern	67	4,825
Union Pacific Corporation	85	9,114

		13,939

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	184	11,892

Restaurants – 3.3%
McDonald’s Corporation	123	12,028
Starbucks Corporation	195	10,921

		22,949

Semiconductor Equipment – 2.2%
ASML Holding N.V., NY Registry Shares	167	8,369
KLA-Tencor Corporation	124	6,737

		15,106

Semiconductors – 1.9%
Microchip Technology Incorporated	343	12,760

Systems Software – 2.5%
Microsoft Corporation	227	7,311
Oracle Corporation	338	9,859

		17,170

Tobacco – 2.1%
Philip Morris International Inc.	162	14,346

TOTAL COMMON STOCKS – 73.4%		$494,238
(Cost: $336,639)

CORPORATE DEBT SECURITIES	Principal
Apparel Retail – 0.6%
Limited Brands, Inc.:
6.625%, 4–1–21	$2,915	3,159
5.625%, 2–15–22	744	751

		3,910

Automobile Manufacturers – 0.8%
Ford Motor Company, Convertible,
4.250%, 11–15–16	4,000	6,340

Banking – 0.2%
Commonwealth Bank of Australia New York,
1.950%, 3–16–15	1,350	1,359

Brewers – 0.5%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10–15–12	1,000	1,013
5.375%, 11–15–14	1,500	1,666
SABMiller Holdings Inc.,
3.750%, 1–15–22 (B)	250	254

		2,933

Broadcasting – 0.5%
CBS Corporation:
8.875%, 5–15–19	2,000	2,627
4.300%, 2–15–21	1,500	1,572

		4,199

Cable & Satellite – 0.3%
DIRECTV Holdings LLC,
2.400%, 3–15–17 (B)	750	743
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3–1–16	500	525
Discovery Communications, LLC,
4.375%, 6–15–21	750	806

		2,074

Communications Equipment – 0.1%
Cisco Systems, Inc.,
2.900%, 11–17–14	500	529

Construction & Farm Machinery & Heavy Trucks – 0.5%
Caterpillar Inc.:
0.593%, 5–21–12 (C)	300	301
1.375%, 5–27–14	1,500	1,523
John Deere Capital Corporation,
5.250%, 10–1–12	1,250	1,281

		3,105

Consumer Finance – 0.6%
American Express Credit Corporation,
5.125%, 8–25–14	400	435
Capital One Financial Corporation,
2.125%, 7–15–14	500	503
Caterpillar Financial Services Corporation,
1.550%, 12–20–13	500	508
Ford Motor Credit Company LLC:

3.875%, 1–15–15	500	505
7.000%, 4–15–15	1,500	1,638
USAA Capital Corporation,
1.050%, 9–30–14 (B)	500	495

		4,084

Data Processing & Outsourced Services – 0.4%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	2,600	2,752

Diversified Banks – 0.8%
Bank of Montreal,
1.300%, 10–31–14 (B)	1,500	1,513
Bank of New York Mellon Corporation (The),
1.500%, 1–31–14	1,250	1,265
Barclays Bank plc,
2.375%, 1–13–14	600	604
U.S. Bancorp,
4.200%, 5–15–14	1,500	1,605
Wells Fargo & Company,
3.676%, 6–15–16 (C)	250	267

		5,254

Diversified Capital Markets – 0.1%
Deutsche Bank AG,
3.450%, 3–30–15	750	778

Diversified Chemicals – 0.2%
E.I. du Pont de Nemours and Company,
3.250%, 1–15–15	1,000	1,069

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	1,000	1,159

Drug Retail – 0.3%
CVS Caremark Corporation,
3.250%, 5–18–15	2,000	2,120

Education Services – 0.2%
Yale University,
2.900%, 10–15–14	1,000	1,057

Environmental & Facilities Services – 0.1%
Republic Services, Inc.,
5.000%, 3–1–20	500	560

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company,
2.750%, 4–15–16	500	524

Food Retail – 0.3%
Kroger Co. (The),
6.200%, 6–15–12	2,000	2,021

General Merchandise Stores – 0.1%
Target Corporation,
1.125%, 7–18–14	500	505

Health Care Equipment – 0.1%
Stryker Corporation,
2.000%, 9–30–16	500	512

Health Care Services – 0.3%
Quest Diagnostics Incorporated,
3.200%, 4–1–16	2,000	2,096

Health Care Supplies – 0.1%
DENTSPLY International Inc.,
2.750%, 8–15–16	750	754

Home Improvement Retail – 0.1%
Home Depot, Inc. (The),
4.400%, 4–1–21	375	420

Household Products – 0.0%
Colgate-Palmolive Company,
1.250%, 5–1–14	250	254

Hypermarkets & Super Centers – 0.1%
Wal-Mart Stores, Inc.,
2.875%, 4–1–15	875	928

Independent Finance – 0.1%
Toyota Motor Credit Corporation,
2.050%, 1–12–17	500	507

Industrial Gases – 0.4%
Praxair, Inc.:
4.375%, 3–31–14	2,500	2,680
3.000%, 9–1–21	500	507

		3,187

Industrial Machinery – 0.5%
Eaton Corporation,
0.804%, 6–16–14 (C)	750	752
Illinois Tool Works Inc.,
5.150%, 4–1–14	2,500	2,713

		3,465

Integrated Oil & Gas – 0.5%
Cenovus Energy Inc.,
4.500%, 9–15–14	1,000	1,080
ConocoPhillips,
4.750%, 2–1–14	2,500	2,684

		3,764

Integrated Telecommunication Services – 0.3%
AT&T Inc.,
4.850%, 2–15–14	2,000	2,150

IT Consulting & Other Services – 0.7%
International Business Machines Corporation:
2.100%, 5–6–13	3,000	3,054
1.250%, 5–12–14	2,000	2,025

		5,079

Leisure Products – 0.1%
Mattel, Inc.,
2.500%, 11–1–16	500	511

Life & Health Insurance – 0.8%
MetLife Global Funding I:
2.000%, 1–10–14 (B)	1,000	1,015
5.125%, 6–10–14 (B)	1,500	1,629
2.500%, 9–29–15 (B)	1,500	1,545
Prudential Financial, Inc.,
4.750%, 9–17–15	1,000	1,086

		5,275

Movies & Entertainment – 0.2%
Viacom Inc.,
4.375%, 9–15–14	1,000	1,078

Multi-Utilities – 0.2%
Duke Energy Ohio, Inc.,
2.100%, 6–15–13	1,000	1,017

Office Electronics – 0.2%
Xerox Corporation,
4.250%, 2–15–15	1,000	1,062

Oil & Gas Equipment & Services – 0.1%
Schlumberger S.A. (GTD by Schlumberger Limited),
2.650%, 1–15–16 (B)	500	520

Oil & Gas Exploration & Production – 0.4%
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,032
Southwestern Energy Company,

4.100%, 3–15–22 (B)	1,350	1,338

		2,370

Other Diversified Financial Services – 1.0%
JPMorgan Chase & Co.:
4.650%, 6–1–14	3,000	3,197
3.450%, 3–1–16	2,000	2,085
3.150%, 7–5–16	750	773
7.900%, 4–29–49 (C)	1,000	1,096

		7,151

Packaged Foods & Meats – 0.7%
Kellogg Company,
4.450%, 5–30–16	1,000	1,107
Kraft Foods Inc.,
4.125%, 2–9–16	2,000	2,173
Unilever Capital Corporation,
2.750%, 2–10–16	1,000	1,054

		4,334

Pharmaceuticals – 0.4%
Novartis Capital Corporation,
1.900%, 4–24–13	500	508
Roche Holdings Ltd,
5.000%, 3–1–14 (B)	1,906	2,054

		2,562

Property & Casualty Insurance – 0.4%
Berkshire Hathaway Finance Corporation,
4.000%, 4–15–12 (B)	3,000	3,004

Railroads – 0.1%
Burlington Northern Santa Fe, LLC,
3.050%, 3–15–22	900	885

Restaurants – 0.1%
YUM! Brands, Inc.,
4.250%, 9–15–15	500	542

Semiconductors – 0.2%
Broadcom Corporation,
2.700%, 11–1–18	750	762
Texas Instruments Incorporated,
0.683%, 5–15–13 (C)	500	502

		1,264

Soft Drinks – 0.2%
PepsiCo, Inc.,
3.750%, 3–1–14	1,250	1,326

Systems Software – 0.1%
Microsoft Corporation,
2.950%, 6–1–14	500	527

Tobacco – 0.1%
Philip Morris International Inc.,
4.500%, 3–26–20	750	840

Wireless Telecommunication Service – 0.6%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	2,500	2,643
American Tower Corporation,
4.625%, 4–1–15	1,500	1,598

		4,241

TOTAL CORPORATE DEBT SECURITIES – 16.0%		$107,957
(Cost: $100,601)

OTHER GOVERNMENT SECURITIES
Israel – 0.2%
State of Israel,
4.000%, 6–30–22	1,250	1,236

Qatar – 0.2%
State of Qatar,
4.000%, 1–20–15 (B)	1,500	1,579

Supranational – 0.3%
International Bank for Reconstruction and Development, 2.375%, 5–26–15	1,650	1,737

TOTAL OTHER GOVERNMENT SECURITIES – 0.7%		$4,552
(Cost: $4,378)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.4%
National Archives Facility Trust,
8.500%, 9–1–19	2,361	2,936

Mortgage-Backed Obligations – 0.8%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 12–1–31	190	216
6.500%, 1–1–32	135	153
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7–1–18	898	965
4.500%, 9–1–19	2,236	2,396
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9–15–18	931	1,012
6.500%, 8–15–28	178	208

		4,950

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.2%		$7,886
(Cost: $6,963)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.6%
United States Treasury Notes,
3.000%, 7–15–12 (D)	3,782	3,867

Treasury Obligations – 6.7%
United States Treasury Bonds:
7.250%, 5–15–16	8,500	10,707
6.250%, 8–15–23	5,000	6,920
United States Treasury Notes:
4.250%, 11–15–14	10,000	10,976
4.250%, 8–15–15	15,000	16,804

		45,407

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 7.3%		$49,274
(Cost: $42,708)

SHORT-TERM SECURITIES
Commercial Paper – 1.0%
John Deere Financial Limited (GTD by John Deere Capital Corporation), 0.120%, 4–4–12 (E)	2,500	2,500
Novartis Securities Investment Ltd.,
0.100%, 4–13–12 (E)	4,000	4,000

		6,500

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.131%, 4–2–12 (F)	256	256

TOTAL SHORT-TERM SECURITIES – 1.0%		$6,756
(Cost: $6,756)

TOTAL INVESTMENT SECURITIES – 99.6%		$670,663
(Cost: $498,045)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%	2,855

NET ASSETS – 100.0%	$673,518

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$494,238	$—	$—
Corporate Debt Securities	—	107,957	—
Other Government Securities	—	4,552	—
United States Government Agency Obligations	—	7,886	—
United States Government Obligations	—	49,274	—
Short-Term Securities	—	6,756	—
Total	$494,238	$176,425	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $15,689 or 2.3% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012.

(D)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(E)	Rate shown is the yield to maturity at March 31, 2012.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$498,045

Gross unrealized appreciation	172,736
Gross unrealized depreciation	(118)

Net unrealized appreciation	$172,618

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 6.6%
Honeywell International Inc.	988	$60,299
Precision Castparts Corp.	820	141,744

		202,043

Apparel, Accessories & Luxury Goods – 2.9%
Polo Ralph Lauren Corporation	236	41,159
Under Armour, Inc., Class A (A)	509	47,837

		88,996

Application Software – 1.4%
Intuit Inc.	703	42,241

Biotechnology – 1.1%
Alexion Pharmaceuticals, Inc. (A)	382	35,426

Brewers – 2.4%
Anheuser-Busch InBev S.A., ADR	1,011	73,491

Broadcasting – 5.8%
CBS Corporation, Class B	4,035	136,832
Discovery Holding Company, Class A (A)	844	42,696

		179,528

Cable & Satellite – 3.0%
Time Warner Cable Inc.	1,156	94,214

Computer Hardware – 6.4%
Apple Inc. (A)	327	196,148

Computer Storage & Peripherals – 1.1%
NetApp, Inc. (A)	778	34,840

Consumer Finance – 4.8%
Capital One Financial Corporation	2,686	149,723

Data Processing & Outsourced Services – 1.9%
MasterCard Incorporated, Class A	143	60,053

Department Stores – 2.2%
Macy’s Inc.	1,712	68,019

Distillers & Vintners – 1.2%
BEAM, INC	623	36,489

Fertilizers & Agricultural Chemicals – 2.4%
Monsanto Company	923	73,594

Food Retail – 1.6%
Whole Foods Market, Inc.	586	48,788

Health Care Equipment – 1.4%
Covidien plc	787	43,050

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	1,161	58,390

Hypermarkets & Super Centers – 1.7%
Costco Wholesale Corporation	585	53,127

Industrial Conglomerates – 2.7%
General Electric Company	4,240	85,093

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	339	31,139

Industrial Machinery – 1.4%
Pall Corporation	748	44,603

Integrated Oil & Gas – 3.4%
ConocoPhillips	1,390	105,673

Internet Retail – 0.5%
Groupon, Inc. (A)	775	14,243

Internet Software & Services – 2.3%
Google Inc., Class A (A)	113	72,652

Motorcycle Manufacturers – 3.7%
Harley-Davidson, Inc.	2,353	115,506

Oil & Gas Equipment & Services – 4.9%
Halliburton Company	2,663	88,396
National Oilwell Varco, Inc.	412	32,734
Schlumberger Limited	458	32,025

		153,155

Oil & Gas Exploration & Production – 3.1%
Devon Energy Corporation	580	41,257
Noble Energy, Inc.	550	53,759

		95,016

Other Diversified Financial Services – 1.7%
JPMorgan Chase & Co.	1,121	51,525

Packaged Foods & Meats – 2.4%
Mead Johnson Nutrition Company	892	73,572

Personal Products – 2.0%
Estee Lauder Companies Inc. (The), Class A	1,012	62,666

Pharmaceuticals – 6.3%
Allergan, Inc.	770	73,467
Johnson & Johnson	791	52,194
Pfizer Inc.	3,039	68,852

		194,513

Railroads – 3.8%
Kansas City Southern	477	34,203
Union Pacific Corporation	783	84,178

		118,381

Restaurants – 3.3%
McDonald’s Corporation	690	67,709
Starbucks Corporation	597	33,338

		101,047

Semiconductors – 4.0%
Altera Corporation	1,590	63,314
Microchip Technology Incorporated	1,599	59,480

		122,794

Tobacco – 3.2%
Philip Morris International Inc.	1,143	101,314

TOTAL COMMON STOCKS – 99.5%		$3,081,052
(Cost: $2,203,455)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.6%
Danaher Corporation, 0.120%, 4–23–12 (B)	$3,000	3,000
Diageo Capital plc (GTD by Diageo plc), 0.440%, 4–26–12 (B)	7,000	6,997
Hewlett-Packard Company, 0.460%, 4–2–12 (B)	5,800	5,800
Sara Lee Corporation, 0.320%, 4–2–12 (B)	2,812	2,812

		18,609

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (C)	308	308

TOTAL SHORT-TERM SECURITIES – 0.6%		$18,917
(Cost: $18,917)

TOTAL INVESTMENT SECURITIES – 100.1%		$3,099,969
(Cost: $2,222,372)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(2,516)

NET ASSETS – 100.0%		$3,097,453

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$719,943	$—	$—
Consumer Staples	449,447	—	—
Energy	353,844	—	—
Financials	201,248	—	—
Health Care	272,989	—	—
Industrials	450,120	—	—
Information Technology	528,728	—	—
Materials	104,733	—	—
Total Common Stocks	$3,081,052	$—	$—
Short-Term Securities	—	18,917	—
Total	$3,081,052	$18,917	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,222,372

Gross unrealized appreciation	891,350
Gross unrealized depreciation	(13,753)

Net unrealized appreciation	$877,597

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.8%
Boeing Company (The)	293	$21,808
General Dynamics Corporation	134	9,815
Honeywell International Inc.	197	12,036

		43,659

Brewers – 1.9%
Anheuser-Busch InBev S.A., ADR	203	14,729

Broadcasting – 0.6%
CBS Corporation, Class B	131	4,457

Casinos & Gaming – 2.1%
Las Vegas Sands, Inc.	64	3,705
Wynn Resorts, Limited	97	12,175

		15,880

Communications Equipment – 1.7%
QUALCOMM Incorporated	189	12,863

Computer Hardware – 3.4%
Apple Inc. (A)	43	25,777

Construction & Farm Machinery & Heavy Trucks – 5.3%
Caterpillar Inc.	182	19,371
Cummins Inc.	57	6,788
Deere & Company	167	13,539

		39,698

Consumer Finance – 1.7%
Capital One Financial Corporation	222	12,394

Data Processing & Outsourced Services – 2.0%
Visa Inc., Class A	128	15,151

Distillers & Vintners – 1.8%
Diageo plc, ADR	138	13,269

Diversified Banks – 2.3%
Wells Fargo & Company	506	17,263

Diversified Chemicals – 1.3%
Dow Chemical Company (The)	288	9,980

Diversified Metals & Mining – 2.9%
BHP Billiton Limited, ADR	45	3,247
Rio Tinto plc, ADR	206	11,474
Southern Copper Corporation	229	7,272

		21,993

Electrical Components & Equipment – 1.3%
Emerson Electric Co.	189	9,880

General Merchandise Stores – 1.0%
Target Corporation	128	7,432

Home Improvement Retail – 2.9%
Home Depot, Inc. (The)	432	21,734

Homebuilding – 1.4%
D.R. Horton, Inc.	671	10,184

Household Products – 1.2%
Colgate-Palmolive Company	93	9,133

Industrial Conglomerates – 2.0%
General Electric Company	733	14,714

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	80	7,298

Integrated Oil & Gas – 3.5%
ConocoPhillips	123	9,328
Exxon Mobil Corporation	195	16,934

		26,262

Integrated Telecommunication Services – 2.1%
AT&T Inc.	494	15,429

Investment Banking & Brokerage – 1.8%
Goldman Sachs Group, Inc. (The)	106	13,196

Mortgage REITs – 2.0%
American Capital Agency Corp.	512	15,114

Multi-Utilities – 1.0%
PG&E Corporation	175	7,616

Oil & Gas Drilling – 2.4%
Seadrill Limited	477	17,874

Oil & Gas Equipment & Services – 6.9%
Halliburton Company	199	6,592
National Oilwell Varco, Inc.	251	19,982
Schlumberger Limited	369	25,780

		52,354

Oil & Gas Exploration & Production – 1.4%
Apache Corporation	104	10,421

Other Diversified Financial Services – 3.3%
JPMorgan Chase & Co.	543	24,972

Personal Products – 1.0%
Estee Lauder Companies Inc. (The), Class A	117	7,247

Pharmaceuticals – 5.1%
Johnson & Johnson	211	13,931
Merck & Co., Inc.	187	7,198
Pfizer Inc.	755	17,114

		38,243

Property & Casualty Insurance – 1.1%
ACE Limited	117	8,594

Railroads – 4.3%
Kansas City Southern	142	10,191
Union Pacific Corporation	202	21,754

		31,945

Restaurants – 3.9%
McDonald’s Corporation	193	18,939
Starbucks Corporation	194	10,823

		29,762

Semiconductors – 4.6%
Intel Corporation	187	5,261
Microchip Technology Incorporated	780	29,023

		34,284

Soft Drinks – 1.5%
Coca-Cola Company (The)	149	11,050

Specialized Finance – 0.5%
CME Group Inc.	13	3,617

Tobacco – 7.2%
Altria Group, Inc.	596	18,399
Philip Morris International Inc.	407	36,046

		54,445

TOTAL COMMON STOCKS – 97.2%		$729,913
(Cost: $538,268)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 0.5%
Straight-A Funding, LLC (GTD by Federal Financing Bank), 0.110%, 4–11–12 (B)	$3,630	3,630

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (C)	671	671

Municipal Obligations – Taxable – 0.2%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.190%, 4–3–12 (C)	1,000	1,000
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.170%, 4–3–12 (C)	545	545

		1,545

TOTAL SHORT-TERM SECURITIES – 0.8%		$5,846
(Cost: $5,846)

TOTAL INVESTMENT SECURITIES – 98.0%		$735,759
(Cost: $544,114)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		14,965

NET ASSETS – 100.0%		$750,724

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$729,913	$—	$—
Short-Term Securities	—	5,846	—
Total	$729,913	$5,846	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The	following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$544,114

Gross unrealized appreciation	195,638
Gross unrealized depreciation	(3,993)

Net unrealized appreciation	$191,645

SCHEDULE OF INVESTMENTS Energy Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.3%
BorgWarner Inc. (A)	36	$3,024

Coal & Consumable Fuels – 2.3%
Arch Coal, Inc.	101	1,082
Cameco Corporation	100	2,159
Peabody Energy Corporation	65	1,895

		5,136

Construction & Engineering – 3.8%
Chicago Bridge & Iron Company N.V., NY Shares	66	2,848
Fluor Corporation	97	5,794

		8,642

Construction & Farm Machinery & Heavy Trucks – 1.9%
Caterpillar Inc.	14	1,449
Cummins Inc.	23	2,761

		4,210

Diversified Metals & Mining – 1.5%
BHP Billiton Limited, ADR	47	3,425

Integrated Oil & Gas – 10.7%
BP plc, ADR	42	1,910
ConocoPhillips	63	4,796
Exxon Mobil Corporation	87	7,559
Occidental Petroleum Corporation	74	7,004
Suncor Energy Inc.	86	2,806

		24,075

Oil & Gas Drilling – 8.3%
ENSCO International Incorporated	53	2,789
Helmerich & Payne, Inc.	97	5,242
Nabors Industries Ltd. (A)	169	2,959
Seadrill Limited	97	3,631
Transocean Inc.	74	4,020

		18,641

Oil & Gas Equipment & Services – 28.4%
Basic Energy Services, Inc. (A)	103	1,779
Cameron International Corporation (A)	139	7,333
Core Laboratories N.V.	53	6,960
Dresser-Rand Group Inc. (A)	74	3,433
Dril-Quip, Inc. (A)	58	3,781
FMC Technologies, Inc. (A)	112	5,652
Halliburton Company	127	4,218
National Oilwell Varco, Inc.	147	11,718
Schlumberger Limited	126	8,843
Superior Energy Services, Inc. (A)	140	3,696
Tenaris S.A., ADR	76	2,896
Weatherford International Ltd. (A)	236	3,559

		63,868

Oil & Gas Exploration & Production – 30.2%
Anadarko Petroleum Corporation	102	7,987
Apache Corporation	68	6,815
Cabot Oil & Gas Corporation	107	3,329
CNOOC Limited, ADR	14	2,768
Cobalt International Energy, Inc. (A)	82	2,456
Concho Resources Inc. (A)	26	2,669
Continental Resources, Inc. (A)	119	10,212
Devon Energy Corporation	58	4,139
EOG Resources, Inc.	41	4,572
Kosmos Energy Ltd. (A)	116	1,542
Laredo Petroleum Holdings, Inc. (A)	50	1,172
Matador Resources Company (A)	82	894
Noble Energy, Inc.	53	5,148
Oasis Petroleum LLC (A)	71	2,175
Pioneer Natural Resources Company	10	1,166
Plains Exploration and Production Company (A)	79	3,378
Southwestern Energy Company (A)	157	4,801
St. Mary Land & Exploration Company	39	2,778

		68,001

Oil & Gas Refining & Marketing – 1.0%
Clean Energy Fuels Corp. (A)	110	2,338

Oil & Gas Storage & Transportation – 9.0%
El Paso Corporation	269	7,949
El Paso Pipeline Partners, L.P.	99	3,461
Enbridge Inc.	156	6,068
Williams Companies, Inc. (The)	89	2,727

		20,205

TOTAL COMMON STOCKS – 98.4%		$221,565
(Cost: $154,709)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.9%
Hewlett-Packard Company, 0.460%, 4–2–12 (B)	$1,922	1,922

Master Note – 0.7%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (C)	1,653	1,653

TOTAL SHORT-TERM SECURITIES – 1.6%		$3,575
(Cost: $3,575)

TOTAL INVESTMENT SECURITIES – 100.0%		$225,140
(Cost: $158,284)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(21)

NET ASSETS – 100.0%		$225,119

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$221,565	$—	$—
Short-Term Securities	—	3,575	—
Total	$221,565	$3,575	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$158,284

Gross unrealized appreciation	73,217
Gross unrealized depreciation	(6,361)

Net unrealized appreciation	$66,856

SCHEDULE OF INVESTMENTS International Growth Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Argentina – 0.7%
Arcos Dorados Holdings Inc.	197	$3,558

Australia – 5.9%
Coca-Cola Amatil Limited	474	6,119
David Jones Limited	2,064	5,153
Orica Limited	219	6,348
Telstra Corporation Limited	3,882	13,231

		30,851

Canada – 1.0%
Canadian Natural Resources Limited	160	5,296

China – 4.0%
China Unicom Limited	4,610	7,811
Sands China Ltd.	742	2,902
SINA Corporation (A)	60	3,868
Tingyi Holding Corp.	2,148	6,210

		20,791

France – 11.5%
Danone	140	9,763
European Aeronautic Defence and Space Company EADSN.V.	72	2,965
LVMH Moet Hennessy – Louis Vuitton	48	8,300
Pinault-Printemps-Redoute S.A.	47	8,000
Safran	273	10,022
Sanofi-Aventis	105	8,190
Vinci	247	12,893

		60,133

Germany – 11.0%
adidas AG	163	12,703
Bayer AG	157	11,072
Fresenius SE & Co. KGaA	129	13,276
Linde AG	59	10,588
MTU Aero Engines Holding AG	105	8,418
SAP Aktiengesellschaft	21	1,443

		57,500

Hong Kong – 1.7%
Yue Yuen Industrial (Holdings) Limited	2,465	8,650

India – 2.6%
Housing Development Finance Corporation Limited (A)(B)	567	7,492
Infrastructure Development Finance Company Limited	768	2,036
Infrastructure Development Finance Company Limited (B)	843	2,233
Larsen & Toubro Limited	75	1,929

		13,690

Israel – 1.5%
Teva Pharmaceutical Industries Limited, ADR	177	7,989

Italy – 1.9%
Saipem S.p.A.	189	9,786

Japan – 10.9%
Canon Inc.	120	5,688
JGC Corporation	277	8,584
KONAMI Corporation	163	4,631

Mitsubishi Corporation	382	8,849
Mitsubishi Electric Corporation	546	4,829
Mitsui & Co., Ltd.	492	8,069
NEXON Co., Ltd. (A)(B)	256	4,462
Nissin Kogyo Co., Ltd.	402	6,568
ORIX Corporation	53	5,060

		56,740

Luxembourg – 1.7%
Tenaris S.A.	473	9,017

Mexico – 1.6%
Grupo Modelo, S.A.B. de C.V., Series C	1,209	8,475

Netherlands – 1.2%
ASML Holding N.V., Ordinary Shares	123	6,129

Norway – 1.7%
Seadrill Limited	233	8,748

Sweden – 2.1%
AB Volvo, Class B	359	5,234
Telefonaktiebolaget LM Ericsson, B Shares	565	5,851

		11,085

Switzerland – 4.0%
ABB Ltd	452	9,279
Credit Suisse Group AG, Registered Shares	165	4,708
Swatch Group Ltd (The), Bearer Shares	14	6,660

		20,647

United Kingdom – 13.6%
ARM Holdings plc, ADR	134	3,787
Barclays plc	2,368	8,911
British American Tobacco plc	157	7,920
Diageo plc	531	12,755
Experian plc	677	10,555
GlaxoSmithKline plc	457	10,212
Prudential plc	514	6,140
Rio Tinto plc	94	5,193
Xstrata plc	328	5,601

		71,074

United States – 11.6%
Apple Inc. (A)	47	28,408
Cognizant Technology Solutions Corporation, Class A (A)	70	5,374
InBev NV	138	10,065
QUALCOMM Incorporated	130	8,864
Schlumberger Limited	112	7,834

		60,545

TOTAL COMMON STOCKS – 90.2%		$470,704
(Cost: $404,307)

PREFERRED STOCKS
Germany – 1.8%
Volkswagen AG, 2.260%	55	9,631

TOTAL PREFERRED STOCKS – 1.8%		$9,631
(Cost: $10,413)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 5.2%
Citigroup Funding Inc., 0.290%, 4–11–12 (C)	$6,000	5,999
Corporacion Andina de Fomento, 0.270%, 5–21–12 (C)	8,000	7,997
Danaher Corporation, 0.120%, 4–23–12 (C)	3,000	3,000
John Deere Financial Limited (GTD by John Deere Capital Corporation), 0.110%, 4–11–12 (C)	3,000	3,000
Novartis Securities Investment Ltd., 0.100%, 4–13–12 (C)	4,000	4,000
Prudential Funding LLC, 0.110%, 4–2–12 (C)	3,274	3,274

		27,270

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (D)	4	4

TOTAL SHORT-TERM SECURITIES – 5.2%		$27,274
(Cost: $27,274)

TOTAL INVESTMENT SECURITIES – 97.2%		$507,609
(Cost: $441,994)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.8%		14,776

NET ASSETS – 100.0%		$522,385

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$62,494	$—	$—
Consumer Staples	61,306	—	—
Energy	40,681	—	—
Financials	36,579	—	—

Health Care	50,739	—	—
Industrials	91,627	—	—
Information Technology	78,506	—	—
Materials	27,729	—	—
Telecommunication Services	21,043	—	—
Total Common Stocks	$470,704	$—	$—
Preferred Stocks	9,631	—	—
Short-Term Securities	—	27,274	—
Total	$480,335	$27,274	$—
Forward Foreign Currency Contracts	$—	$3,852	$—
Liabilities
Forward Foreign Currency Contracts	$—	$561	$—
Swap Agreements	—	110	—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following forward foreign currency contracts were outstanding at March 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank N.A.	24,800	4-13-12	$—	$561
Sell	Japanese Yen	Goldman Sachs International	3,888,500	2-7-13	3,852	—
					$3,852	$561

The following total return swap agreements were outstanding at March 31, 2012:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$4,750	Ping An Insurance (Group) Company of China, Ltd.	10-22-12	USD LIBOR + 0.700%	$(110)

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $14,187 or 2.7% of net assets.

(C)	Rate shown is the yield to maturity at March 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$441,994

Gross unrealized appreciation	84,149
Gross unrealized depreciation	(18,534)

Net unrealized appreciation	$65,615

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	701	$32,622

Apparel, Accessories & Luxury Goods – 3.6%
Burberry Group plc (A)	735	17,589
Michael Kors Holdings Limited (B)	267	12,426
Under Armour, Inc., Class A (B)	29	2,764
Vera Bradley, Inc. (B)	351	10,589
Warnaco Group, Inc. (The) (B)	253	14,751

		58,119

Application Software – 3.9%
ANSYS, Inc. (B)	453	29,468
Solera Holdings, Inc.	532	24,404
Ultimate Software Group, Inc. (The)(B)	121	8,845

		62,717

Asset Management & Custody Banks – 2.0%
Northern Trust Corporation	683	32,422

Auto Parts & Equipment – 1.8%
BorgWarner Inc. (B)	352	29,713

Automotive Retail – 3.3%
CarMax, Inc. (B)	1,569	54,355

Brewers – 1.0%
Boston Beer Company, Inc. (The), Class A (B)	150	16,019

Building Products – 0.0%
Fortune Brands Home & Security, Inc. (B)	2	42

Communications Equipment – 4.5%
Acme Packet, Inc. (B)	524	14,418
Aruba Networks, Inc. (B)	1,101	24,520
F5 Networks, Inc. (B)	134	18,071
Riverbed Technology, Inc. (B)	592	16,630

		73,639

Construction Materials – 1.2%
Martin Marietta Materials, Inc.	236	20,217

Consumer Electronics – 3.2%
Harman International Industries, Incorporated	809	37,883
Skullcandy, Inc. (B)	893	14,130

		52,013

Data Processing & Outsourced Services – 2.6%
Fiserv, Inc. (B)	441	30,573
Vantiv, Inc., Class A (B)	582	11,419

		41,992

Department Stores – 1.3%
Nordstrom, Inc.	371	20,683

Distillers & Vintners – 1.1%
Brown-Forman Corporation, Class B	220	18,352

Electrical Components & Equipment – 3.5%
Acuity Brands, Inc.	236	14,834
Polypore International, Inc. (B)(C)	641	22,543
Roper Industries, Inc.	194	19,197

		56,574

Electronic Manufacturing Services – 2.5%
Trimble Navigation Limited (B)	731	39,764

Food Retail – 1.4%
Whole Foods Market, Inc.	274	22,822

Health Care Distributors – 2.0%
Henry Schein, Inc. (B)	430	32,520

Health Care Equipment – 7.7%
Gen-Probe Incorporated (B)	463	30,768
IDEXX Laboratories, Inc. (B)	228	19,971
Intuitive Surgical, Inc. (B)	46	24,758
Varian Medical Systems, Inc. (B)	712	49,092

		124,589

Health Care Services – 0.7%
Accretive Health, Inc. (B)	604	12,064

Hotels, Resorts & Cruise Lines – 3.1%
Orient-Express Hotels Ltd. (B)	611	6,229
Wyndham Worldwide Corporation	948	44,087

		50,316

Industrial Machinery – 4.8%
Donaldson Company, Inc.	371	13,249
IDEX Corporation	776	32,713
Pall Corporation	559	33,303

		79,265

Insurance Brokers – 0.9%
Arthur J. Gallagher & Co.	426	15,215

Internet Retail – 1.1%
Netflix, Inc. (B)	150	17,279

Internet Software & Services – 1.3%
DealerTrack Holdings, Inc. (B)	672	20,331

Investment Banking & Brokerage – 1.5%
Greenhill & Co., Inc.	556	24,273

IT Consulting & Other Services – 2.0%
Teradata Corporation (B)	477	32,473

Life Sciences Tools & Services – 2.0%
Agilent Technologies, Inc.	364	16,219
Mettler-Toledo International Inc. (B)	89	16,351

		32,570

Oil & Gas Drilling – 1.0%
Patterson-UTI Energy, Inc.	975	16,850

Oil & Gas Equipment & Services – 2.2%
Dresser-Rand Group Inc. (B)	424	19,688
Dril-Quip, Inc. (B)	250	16,268

		35,956

Oil & Gas Exploration & Production – 2.9%
Continental Resources, Inc. (B)	291	24,956
Ultra Petroleum Corp. (B)	906	20,507

		45,463

Packaged Foods & Meats – 1.7%
Mead Johnson Nutrition Company	335	27,589

Real Estate Services – 1.5%
CB Richard Ellis Group, Inc. (B)	1,243	24,802

Regional Banks – 5.0%
First Republic Bank (B)	983	32,369
Huntington Bancshares Incorporated	2,540	16,382
Signature Bank (B)	509	32,081

		80,832

Semiconductor Equipment – 2.3%
Lam Research Corporation (B)	835	37,235

Semiconductors – 4.9%
ARM Holdings plc, ADR	570	16,117
Cavium Inc. (B)	642	19,860
Microchip Technology Incorporated	969	36,048
Semtech Corporation (B)(C)	253	7,206

		79,231

Specialty Stores – 3.8%
PetSmart, Inc.	512	29,280
Ulta Salon, Cosmetics & Fragrance, Inc.	349	32,401

		61,681

Systems Software – 2.2%
MICROS Systems, Inc. (B)	294	16,261
Red Hat, Inc. (B)	323	19,314

		35,575

Trading Companies & Distributors – 2.5%
Fastenal Company	735	39,769

TOTAL COMMON STOCKS – 96.0%		$1,557,943
(Cost: $1,223,479)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Agilent Technologies, Inc.,
Call $48.00, Expires 5-21-12, OTC (Ctrpty: Citibank, N.A.)	3,270	201

TOTAL PURCHASED OPTIONS – 0.0%		$201
(Cost: $525)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 7.1%
Avon Capital Corp. (GTD by Avon Products, Inc.),
0.460%, 4–23–12 (D)	$15,000	14,996
Bank of Nova Scotia,
0.100%, 4–5–12 (D)	30,000	29,999
Colgate-Palmolive Company,
0.100%, 4–12–12 (D)	6,000	6,000
Danaher Corporation,
0.120%, 4–23–12 (D)	18,000	17,999
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.),
0.230%, 4–25–12 (D)	3,000	3,000
Illinois Tool Works Inc.,
0.090%, 4–16–12 (D)	18,500	18,498
John Deere Canada ULC (GTD by Deere & Company),
0.150%, 4–17–12 (D)	5,000	5,000
PACCAR Financial Corp.,
0.110%, 4–24–12 (D)	11,200	11,199
Sara Lee Corporation,
0.320%, 4–2–12 (D)	4,438	4,438
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.150%, 5–21–12 (D)	4,000	3,999

		115,128

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.131%, 4–2–12 (E)	155	155

TOTAL SHORT-TERM SECURITIES – 7.1%		$115,283
(Cost: $115,283)

TOTAL INVESTMENT SECURITIES – 103.1%		$1,673,427
(Cost: $1,339,287)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.1%)		(50,693)

NET ASSETS – 100.0%		$1,622,734

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,557,943	$—	$—
Purchased Options	—	201	—
Short-Term Securities	—	115,283	—
Total	$1,557,943	$115,484	$—
Liabilities
Written Options	$268	$1,092	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following written options were outstanding at March 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Agilent Technologies, Inc.	Citibank, N.A.	Put	3,270	May 2012	$40.00	$584	$(195)
Polypore International, Inc.	N/A	Put	511	April 2012	40.00	188	(268)
Semtech Corporation	Citibank, N.A.	Call	680	April 2012	30.00	72	(12)
Ubiquiti Networks, Inc.	UBS Securities LLC	Put	1,156	May 2012	29.00	218	(278)
	UBS Securities LLC	Put	1,156	May 2012	30.00	295	(358)
Vera Bradley, Inc.	Citibank, N.A.	Put	51	April 2012	33.00	7	(16)
	Citibank, N.A.	Put	587	April 2012	34.00	86	(233)
						$1,450	$(1,360)

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at March 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,339,287

Gross unrealized appreciation	394,947
Gross unrealized depreciation	(60,807)

Net unrealized appreciation	$334,140

SCHEDULE OF INVESTMENTS Science and Technology Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 4.8%
Archer Daniels Midland Company	1,489	$47,139
Bunge Limited	740	50,662
Darling International Inc. (A)	904	15,741

		113,542

Application Software – 14.4%
ACI Worldwide, Inc. (A)(B)	3,471	139,777
Aspen Technology, Inc. (A)(B)	8,735	179,323
Informatica Corporation (A)	466	24,657

		343,757

Biotechnology – 3.7%
Ironwood Pharmaceuticals, Inc., Class A (A)	877	11,678
Isis Pharmaceuticals, Inc. (A)	1,150	10,088
Vertex Pharmaceuticals Incorporated (A)	1,649	67,609

		89,375

Computer Hardware – 8.1%
Apple Inc. (A)(C)	321	192,430

Construction & Engineering – 0.6%
Abengoa, S.A. (D)	570	10,410
Aegion Corporation (A)	263	4,684

		15,094

Consumer Finance – 0.6%
NetSpend Holdings, Inc. (A)	1,756	13,629

Data Processing & Outsourced Services – 13.4%
Alliance Data Systems Corporation (A)	1,418	178,555
Euronet Worldwide, Inc. (A)(B)	2,678	55,934
Vantiv, Inc., Class A (A)	900	17,659
Visa Inc., Class A	401	47,271
WNS (Holdings) Limited, ADR (A)	1,649	19,865

		319,284

Electronic Components – 1.2%
Power-One, Inc. (A)(B)	6,152	27,991

Electronic Equipment & Instruments – 1.4%
Elster Group SE, ADR (A)	838	13,246
Ingenico S.A. (D)	414	20,056

		33,302

Health Care Equipment – 0.3%
Boston Scientific Corporation (A)	1,279	7,650

Health Care Facilities – 2.3%
Tenet Healthcare Corporation (A)	10,487	55,687

Health Care Services – 0.7%
Fleury S.A. (D)	331	4,376
Fleury S.A. (D)(E)	948	12,532

		16,908

Health Care Technology – 1.9%
Cerner Corporation (A)	580	44,188

Industrial Machinery – 5.0%
ESCO Technologies Inc. (B)	1,873	68,867
Pentair, Inc.	1,000	47,605

		116,472

Integrated Telecommunication Services – 1.6%
CenturyLink, Inc.	367	14,169
China Unicom Limited (D)	13,968	23,671

		37,840

Internet Retail – 3.0%
Groupon, Inc. (A)	1,167	21,451
Netflix, Inc. (A)	425	48,880

		70,331

Internet Software & Services – 5.7%
21Vianet Group, Inc., ADR (A)	944	10,718
Google Inc., Class A (A)	127	81,309
SINA Corporation (A)	677	43,986

		136,013

IT Consulting & Other Services – 3.5%
Acxiom Corporation (A)(B)	4,304	63,184
iGate Corporation (A)	1,154	19,346

		82,530

Managed Health Care – 3.2%
Amil Participacoes S.A. (D)	2,413	25,027
UnitedHealth Group Incorporated	889	52,410

		77,437

Research & Consulting Services – 0.8%
Qualicorp S.A. (A)(D)	346	2,969
Qualicorp S.A. (A)(D)(E)	1,959	16,827

		19,796

Semiconductor Equipment – 1.3%
Nanometrics Incorporated (A)	574	10,626
Photronics, Inc. (A)(B)	3,058	20,334

		30,960

Semiconductors – 14.7%
Cree, Inc. (A)	2,590	81,927
Freescale Semiconductor, Inc. (A)	384	5,909
Micron Technology, Inc. (A)	13,342	108,072
Samsung Electronics Co., Ltd. (D)	105	118,266
Spansion Inc. (A)	1,028	12,515
Spreadtrum Communications, Inc., ADR	1,489	24,570

		351,259

Systems Software – 2.1%
Allot Communications Ltd. (A)	693	16,110
Oracle Corporation	1,194	34,820

		50,930

Wireless Telecommunication Service – 1.7%
Clearwire Corporation, Class A (A)	5,883	13,414
Sprint Nextel Corporation (A)	9,216	26,267

		39,681

TOTAL COMMON STOCKS – 96.0%		$2,286,086
(Cost: $1,693,924)
PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple Inc.,
Put $565.00, Expires 5–21–12	784	1,268

TOTAL PURCHASED OPTIONS – 0.1%		$1,268
(Cost: $1,002)

CORPORATE DEBT SECURITIES	Principal
Semiconductors – 0.4%
JinkoSolar Holding Co., Ltd., Convertible,
4.000%, 5–15–16 (E)	$15,690	8,571

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$8,571
(Cost: $15,362)

SHORT-TERM SECURITIES
Commercial Paper – 3.5%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.120%, 4–18–12 (F)	10,000	9,999
Citigroup Funding Inc.,
0.300%, 4–4–12 (F)	8,000	8,000
Clorox Co.,
0.440%, 5–2–12 (F)	8,240	8,237
Danaher Corporation,
0.120%, 4–23–12 (F)	6,000	6,000
Ecolab Inc.,
0.410%, 4–3–12 (F)	5,000	5,000
Harley-Davidson Funding Corp.,
0.350%, 4–10–12 (F)	10,000	9,999
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.):
0.330%, 4–2–12 (F)	2,631	2,631
0.230%, 4–25–12 (F)	4,000	3,999
Novartis Securities Investment Ltd.,
0.110%, 4–12–12 (F)	6,000	6,000
Straight-A Funding, LLC (GTD by Federal Financing Bank),
0.110%, 4–11–12 (F)	3,000	3,000
Sysco Corporation,
0.130%, 4–16–12 (F)	20,000	19,998

		82,863

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.131%, 4–2–12 (G)	1,217	1,217

Municipal Obligations – Taxable – 0.2%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation),
0.190%, 4–2–12 (G)	7,000	7,000

TOTAL SHORT-TERM SECURITIES – 3.8%		$91,080
(Cost: $91,080)

TOTAL INVESTMENT SECURITIES – 100.3%		$2,387,005
(Cost: $1,801,368)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(6,236)

NET ASSETS – 100.0%		$2,380,769

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$70,332	$—	$—
Consumer Staples	113,542	—	—
Financials	13,629	—	—
Health Care	291,245	—	—
Industrials	151,362	—	—
Information Technology	1,568,455	—	—
Telecommunication Services	77,521	—	—
Total Common Stocks	$2,286,086	$—	$—
Purchased Options	1,268	—	—
Corporate Debt Securities	—	8,571	—
Short-Term Securities	—	91,080	—
Total	$2,287,354	$99,651	$—
Liabilities
Written Options	$853	$—	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following written options were outstanding at March 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Apple Inc.	N/A	Call	784	May 2012	$655.00	$1,020	$(853)

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Listed on an exchange outside the United States.

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the total value of these securities amounted to $37,930 or 1.6% of net assets.

(F)	Rate shown is the yield to maturity at March 31, 2012.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,801,368

Gross unrealized appreciation	667,907
Gross unrealized depreciation	(82,270)

Net unrealized appreciation	$585,637

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 2.0%
Hub Group, Inc. (A)	401	$14,462

Apparel Retail – 5.6%
Express, Inc. (A)	644	16,089
Zumiez Inc. (A)	694	25,046

		41,135

Apparel, Accessories & Luxury Goods – 3.4%
Quiksilver, Inc. (A)	1,081	4,366
Under Armour, Inc., Class A (A)	215	20,191

		24,557

Application Software – 11.2%
ACI Worldwide, Inc. (A)	427	17,199
Qlik Technologies Inc. (A)	530	16,944
SS&C Technologies Holdings, Inc. (A)	285	6,651
Synchronoss Technologies, Inc. (A)	381	12,155
Tangoe, Inc. (A)	133	2,502
Tyler Technologies, Inc. (A)	78	3,011
Ultimate Software Group, Inc. (The) (A)	306	22,440

		80,902

Asset Management & Custody Banks – 4.3%
Affiliated Managers Group, Inc. (A)	186	20,785
Safeguard Scientifics, Inc. (A)	597	10,260

		31,045

Biotechnology – 3.5%
Cepheid (A)	181	7,550
Incyte Corporation (A)	941	18,156

		25,706

Brewers – 0.6%
Boston Beer Company, Inc. (The), Class A (A)	38	4,101

Communications Equipment – 3.8%
Acme Packet, Inc. (A)	172	4,739
Aruba Networks, Inc. (A)	635	14,137
Finisar Corporation (A)	447	9,009

		27,885

Construction & Farm Machinery & Heavy Trucks – 3.2%
Westinghouse Air Brake Technologies Corporation	312	23,482

Consumer Finance – 1.8%
First Cash Financial Services, Inc. (A)	300	12,850

Data Processing & Outsourced Services – 1.8%
Jack Henry & Associates, Inc.	393	13,423

Diversified Support Services – 2.1%
Portfolio Recovery Associates, Inc. (A)	214	15,380

Electronic Equipment & Instruments – 4.5%
OSI Systems, Inc. (A)	539	33,053

Electronic Manufacturing Services – 1.3%
IPG Photonics Corporation (A)	183	9,536

Environmental & Facilities Services – 3.5%
Team, Inc. (A)	314	9,728
Waste Connections, Inc.	479	15,572

		25,300

Food Distributors – 2.6%
United Natural Foods, Inc. (A)	405	18,906

Health Care Equipment – 5.8%
DexCom, Inc. (A)	577	6,019
Volcano Corporation (A)	792	22,456
ZOLL Medical Corporation (A)	155	14,339

		42,814

Health Care Facilities – 1.9%
Community Health Systems, Inc. (A)	261	5,802
LifePoint Hospitals, Inc. (A)	196	7,711

		13,513

Health Care Technology – 1.2%
athenahealth, Inc. (A)	116	8,613

Human Resource & Employment Services – 1.1%
Kforce Inc. (A)	549	8,183

Internet Retail – 0.1%
CafePress Inc. (A)	38	728

Internet Software & Services – 2.2%
Demandware, Inc. (A)	95	2,834
Dice Holdings, Inc. (A)	831	7,749
ExactTarget, Inc. (A)	70	1,807
Synacor, Inc. (A)	161	1,217
Vocus, Inc. (A)	166	2,197

		15,804

Leisure Facilities – 1.8%
Vail Resorts, Inc.	307	13,269

Office Services & Supplies – 1.1%
United Stationers Inc.	262	8,139

Oil & Gas Equipment & Services – 1.6%
Dril-Quip, Inc. (A)	176	11,413

Oil & Gas Exploration & Production – 0.8%
Oasis Petroleum LLC (A)	102	3,135
Rosetta Resources Inc. (A)	62	3,028

		6,163

Regional Banks – 7.2%
Bank of the Ozarks, Inc.	305	9,528
Signature Bank (A)	178	11,190
SVB Financial Group (A)	411	26,450
UMB Financial Corporation	133	5,945

		53,113

Research & Consulting Services – 0.7%
CoStar Group, Inc. (A)	72	4,937

Restaurants – 3.7%
BJ’s Restaurants, Inc. (A)	88	4,451
Panera Bread Company, Class A (A)	138	22,159

		26,610

Semiconductors – 4.2%
Cavium Inc. (A)	340	10,520
Power Integrations, Inc.	109	4,035
Semtech Corporation (A)	574	16,346

		30,901

Specialized REITs – 1.2%
Strategic Hotels & Resorts, Inc. (A)	1,306	8,591

Systems Software – 5.1%
MICROS Systems, Inc. (A)	434	24,013
NetSuite Inc. (A)	263	13,221

		37,234

Trading Companies & Distributors – 1.8%
Watsco, Inc.	180	13,298

Trucking – 2.6%
Landstar System, Inc.	322	18,580

TOTAL COMMON STOCKS – 99.3%		$723,626
(Cost: $523,495)

SHORT-TERM SECURITIES	Principal
Master Note – 0.5%
Toyota Motor Credit Corporation,
0.131%, 4–2–12 (B)	$3,706	3,706

TOTAL SHORT-TERM SECURITIES – 0.5%		$3,706
(Cost: $3,706)

TOTAL INVESTMENT SECURITIES – 99.8%		$727,332
(Cost: $527,201)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,245

NET ASSETS – 100.0%		$728,577

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$723,626	$—	$—
Short-Term Securities	—	3,706	—
Total	$723,626	$3,706	$—
Swap Agreements	$—	$412	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following total return swap agreements were outstanding at March 31, 2012:

Counterparty	Notional Amount	Underlying Security/Index	Termination Date	Financing Fee#	Unrealized Appreciation
JPMorgan	$9,748	Biotech Custom Index	4–12–12	LIBOR less 0.400%	$412

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying index.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$527,201

Gross unrealized appreciation	212,191
Gross unrealized depreciation	(12,060)

Net unrealized appreciation	$200,131

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.8%
Boeing Company (The)	71	$5,258
Precision Castparts Corp.	44	7,521

		12,779

Application Software – 3.1%
Intuit Inc.	101	6,091
salesforce.com, inc. (A)	4	649

		6,740

Asset Management & Custody Banks – 2.0%
T. Rowe Price Group, Inc.	68	4,440

Auto Parts & Equipment – 2.4%
BorgWarner Inc. (A)	31	2,614
Gentex Corporation	104	2,536

		5,150

Automotive Retail – 1.1%
AutoZone, Inc. (A)	7	2,491

Broadcasting – 3.6%
CBS Corporation, Class B	165	5,595
Discovery Holding Company, Class A (A)	44	2,201

		7,796

Casinos & Gaming – 4.6%
Las Vegas Sands, Inc.	135	7,766
Wynn Resorts, Limited	18	2,223

		9,989

Communications Equipment – 3.0%
QUALCOMM Incorporated	96	6,547

Computer Hardware – 9.4%
Apple Inc. (A)	34	20,232

Computer Storage & Peripherals – 1.2%
NetApp, Inc. (A)	60	2,673

Consumer Finance – 1.9%
American Express Company	70	4,062

Data Processing & Outsourced Services – 5.5%
MasterCard Incorporated, Class A	17	7,149
Visa Inc., Class A	42	4,909

		12,058

Fertilizers & Agricultural Chemicals – 2.2%
Monsanto Company	59	4,738

Footwear – 2.6%
NIKE, Inc., Class B	53	5,769

Hotels, Resorts & Cruise Lines – 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	26	1,467

Household Products – 1.1%
Colgate-Palmolive Company	25	2,427

Hypermarkets & Super Centers – 1.3%
Costco Wholesale Corporation	30	2,747

Industrial Gases – 1.9%
Praxair, Inc.	36	4,137

Internet Retail – 0.9%
Amazon.com, Inc. (A)	8	1,677
Groupon, Inc. (A)	17	312

		1,989

Internet Software & Services – 2.6%
Google Inc., Class A (A)	9	5,707

IT Consulting & Other Services – 2.6%
Cognizant Technology Solutions Corporation, Class A (A)	74	5,656

Managed Health Care – 2.0%
UnitedHealth Group Incorporated	75	4,409

Movies & Entertainment – 1.5%
Walt Disney Company (The)	75	3,288

Oil & Gas Equipment & Services – 6.3%
Halliburton Company	93	3,097
National Oilwell Varco, Inc.	65	5,181
Schlumberger Limited	78	5,469

		13,747

Packaged Foods & Meats – 0.8%
Mead Johnson Nutrition Company	21	1,765

Personal Products – 1.8%
Estee Lauder Companies Inc. (The), Class A	64	3,952

Pharmaceuticals – 3.8%
Allergan, Inc.	86	8,216

Railroads – 0.8%
Kansas City Southern	23	1,656

Restaurants – 5.1%
Starbucks Corporation	160	8,948
YUM! Brands, Inc.	32	2,307

		11,255

Semiconductor Equipment – 1.6%
ASML Holding N.V., NY Registry Shares	25	1,269
Lam Research Corporation (A)	51	2,262

		3,531

Semiconductors – 3.5%
Altera Corporation	83	3,301
Broadcom Corporation, Class A	68	2,677
Microchip Technology Incorporated	47	1,751

		7,729

Soft Drinks – 2.6%
Coca-Cola Company (The)	49	3,663
PepsiCo, Inc.	30	2,021

		5,684

Specialty Stores – 0.5%
Tiffany & Co.	15	1,058

Systems Software – 2.5%
Oracle Corporation	108	3,137
VMware, Inc., Class A (A)	20	2,259

		5,396

Tobacco – 3.0%
Philip Morris International Inc.	74	6,530

TOTAL COMMON STOCKS – 95.3%		$207,810
(Cost: $152,830)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.8%
Novartis Securities Investment Ltd., 0.100%, 4–13–12 (B)	$4,000	4,000

Master Note – 2.8%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (C)	6,016	6,016

TOTAL SHORT-TERM SECURITIES – 4.6%		$10,016
(Cost: $10,016)

TOTAL INVESTMENT SECURITIES – 99.9%		$217,826
(Cost: $162,846)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		192

NET ASSETS – 100.0%		$218,018

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$207,810	$—	$—
Short-Term Securities	—	10,016	—
Total	$207,810	$10,016	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$162,846

Gross unrealized appreciation	56,370
Gross unrealized depreciation	(1,390)

Net unrealized appreciation	$54,980

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.8%
TRW Automotive Holdings Corp. (A)	199	$9,225

Biotechnology – 2.8%
Amgen Inc.	209	14,217

Broadcasting – 1.2%
CBS Corporation, Class B	178	6,022

Cable & Satellite – 3.0%
Time Warner Cable Inc.	188	15,331

Computer Hardware – 2.6%
Hewlett-Packard Company	549	13,080

Consumer Finance – 3.8%
Capital One Financial Corporation	344	19,169

Department Stores – 1.7%
Macy’s Inc.	221	8,776

Diversified Banks – 4.8%
Wells Fargo & Company	725	24,754

Diversified Metals & Mining – 0.6%
Freeport-McMoRan Copper & Gold Inc., Class B	86	3,287

Drug Retail – 3.6%
CVS Corporation (B)	408	18,265

Electric Utilities – 1.1%
PPL Corporation	202	5,714

General Merchandise Stores – 0.8%
Target Corporation	71	4,108

Health Care Distributors – 2.3%
McKesson Corporation	135	11,849

Industrial Machinery – 3.5%
Ingersoll-Rand plc	306	12,666
SPX Corporation (B)	69	5,365

		18,031

Integrated Oil & Gas – 4.5%
ConocoPhillips	301	22,887

Integrated Telecommunication Services – 3.6%
AT&T Inc.	586	18,301

Investment Banking & Brokerage – 3.8%
Goldman Sachs Group, Inc. (The) (B)	125	15,496
Morgan Stanley (B)	198	3,878

		19,374

Life & Health Insurance – 0.9%
MetLife, Inc.	130	4,841

Managed Health Care – 8.0%
Aetna Inc.	223	11,161
UnitedHealth Group Incorporated	265	15,613
WellPoint, Inc.	190	14,044

		40,818

Mortgage REITs – 2.0%
American Capital Agency Corp.	351	10,363

Multi-Utilities – 2.2%
PG&E Corporation	258	11,209

Office Electronics – 2.5%
Xerox Corporation	1,600	12,932

Oil & Gas Exploration & Production – 3.2%
Marathon Oil Corporation	512	16,237

Oil & Gas Refining & Marketing – 3.7%
Marathon Petroleum Corporation	431	18,686

Oil & Gas Storage & Transportation – 5.9%
MarkWest Energy Partners, L.P.	234	13,648
Plains All American Pipeline, L.P.	43	3,342
Regency Energy Partners LP	547	13,440

		30,430

Other Diversified Financial Services – 2.4%
Citigroup Inc.	336	12,263

Pharmaceuticals – 2.6%
Johnson & Johnson	201	13,238

Property & Casualty Insurance – 5.9%
ACE Limited	272	19,873
XL Group plc	455	9,869

		29,742

Regional Banks – 1.2%
SunTrust Banks, Inc.	249	6,016

Reinsurance – 2.1%
RenaissanceRe Holdings Ltd.	139	10,504

Semiconductor Equipment – 2.0%
Lam Research Corporation (A)	106	4,748
Novellus Systems, Inc. (A)	110	5,465

		10,213

Semiconductors – 2.0%
Freescale Semiconductor, Inc. (A)	680	10,464

Soft Drinks – 1.9%
Dr Pepper Snapple Group, Inc.	247	9,920

Systems Software – 2.1%
Symantec Corporation (A)	573	10,709

Tobacco – 1.4%
Philip Morris International Inc.	81	7,142

TOTAL COMMON STOCKS – 97.5%		$498,117
(Cost: $413,029)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.6%
Colgate-Palmolive Company, 0.100%, 4–12–12 (C)	$2,000	2,000
Wisconsin Electric Power Co., 0.180%, 4–12–12 (C)	6,000	6,000

		8,000

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (D)	653	653

Municipal Obligations – Taxable – 0.7%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.190%, 4–3–12 (D)	3,500	3,500

TOTAL SHORT-TERM SECURITIES – 2.4%		$12,153
(Cost: $12,153)

TOTAL INVESTMENT SECURITIES – 99.9%		$510,270
(Cost: $425,182)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		258

NET ASSETS – 100.0%		$510,528

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$498,117	$—	$—
Short-Term Securities	—	12,153	—
Total	$498,117	$12,153	$—
Liabilities
Written Options	$776	$10	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

The following written options were outstanding at March 31, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Capital One Financial Corporation	N/A	Put	476	May 2012	$50.00	$43	$(34)
Citigroup Inc.	N/A	Put	554	April 2012	34.00	22	(18)
CVS Corporation	N/A	Call	1,176	May 2012	44.00	121	(199)
Goldman Sachs Group, Inc. (The)	N/A	Call	160	May 2012	135.00	52	(28)
Johnson & Johnson	Deutsche Bank AG	Put	192	April 2012	62.50	9	(1)
	Deutsche Bank AG	Put	192	July 2012	60.00	20	(9)
Marathon Petroleum Corporation	N/A	Put	974	April 2012	30.00	67	(7)
Morgan Stanley	N/A	Call	987	May 2012	24.00	31	(12)
SPX Corporation	N/A	Call	692	May 2012	80.00	91	(158)
SunTrust Banks, Inc.	N/A	Put	843	May 2012	21.00	26	(26)
Target Corporation	N/A	Put	351	July 2012	50.00	20	(17)
Walgreen Co.	N/A	Put	1,479	May 2012	32.00	49	(95)
	N/A	Put	1,479	July 2012	29.00	53	(77)
	N/A	Put	1,479	July 2012	30.00	72	(105)
						$676	$(786)

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at March 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$425,182

Gross unrealized appreciation	92,764
Gross unrealized depreciation	(7,676)

Net unrealized appreciation	$85,088

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	MARCH 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.1%
Boeing Company (The)	40	$2,952
Precision Castparts Corp.	341	59,011

		61,963

Air Freight & Logistics – 0.1%
Expeditors International of Washington, Inc.	32	1,479

Apparel, Accessories & Luxury Goods – 0.5%
Under Armour, Inc., Class A (A)	77	7,191

Application Software – 3.1%
Intuit Inc.	761	45,735

Asset Management & Custody Banks – 2.0%
T. Rowe Price Group, Inc.	449	29,333

Auto Parts & Equipment – 1.9%
BorgWarner Inc. (A)	338	28,507

Automotive Retail – 3.1%
AutoZone, Inc. (A)	93	34,540
O’Reilly Automotive, Inc. (A)	119	10,825

		45,365

Broadcasting – 3.8%
CBS Corporation, Class B	1,631	55,300

Casinos & Gaming – 4.7%
Las Vegas Sands, Inc.	667	38,388
Wynn Resorts, Limited	255	31,807

		70,195

Communications Equipment – 3.6%
QUALCOMM Incorporated	780	53,028

Computer Hardware – 9.8%
Apple Inc. (A)	241	144,412

Data Processing & Outsourced Services – 7.5%
MasterCard Incorporated, Class A	155	65,225
Visa Inc., Class A	383	45,159

		110,384

Distillers & Vintners – 0.4%
BEAM, INC	101	5,921

Environmental & Facilities Services – 0.3%
Stericycle, Inc. (A)	47	3,923

Fertilizers & Agricultural Chemicals – 3.2%
Monsanto Company	601	47,896

Footwear – 3.0%
NIKE, Inc., Class B	403	43,669

Health Care Equipment – 2.2%
Intuitive Surgical, Inc. (A)	60	32,397

Hotels, Resorts & Cruise Lines – 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	98	5,551

Household Products – 0.3%
Colgate-Palmolive Company	44	4,322

Industrial Conglomerates – 0.1%
Danaher Corporation	16	913

Industrial Gases – 1.8%
Praxair, Inc.	226	25,920

Internet Retail – 0.2%
Amazon.com, Inc. (A)	15	3,038

Internet Software & Services – 2.7%
Google Inc., Class A (A)	62	39,500

IT Consulting & Other Services – 3.5%
Cognizant Technology Solutions Corporation, Class A (A)	676	51,995

Life Sciences Tools & Services – 0.3%
Mettler-Toledo International Inc. (A)	20	3,695

Managed Health Care – 0.5%
UnitedHealth Group Incorporated	135	7,963

Oil & Gas Equipment & Services – 7.3%
Halliburton Company	195	6,469
National Oilwell Varco, Inc.	657	52,244
Schlumberger Limited	700	48,949

		107,662

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Company	201	16,545

Personal Products – 2.4%
Estee Lauder Companies Inc. (The), Class A	560	34,699

Pharmaceuticals – 4.1%
Allergan, Inc.	631	60,187

Railroads – 1.0%
Kansas City Southern	197	14,130

Restaurants – 7.4%
McDonald’s Corporation	263	25,829
Starbucks Corporation	1,320	73,763
YUM! Brands, Inc.	146	10,414

		110,006

Semiconductor Equipment – 0.2%
Lam Research Corporation (A)	65	2,896

Semiconductors – 2.9%
Altera Corporation	374	14,909
ARM Holdings plc, ADR	51	1,431
Broadcom Corporation, Class A	103	4,044
Microchip Technology Incorporated	598	22,249

		42,633

Soft Drinks – 1.8%
Coca-Cola Company (The)	364	26,910

Specialty Stores – 0.2%
Tiffany & Co.	38	2,634

Systems Software – 2.6%
Oracle Corporation	757	22,066
VMware, Inc., Class A (A)	141	15,844

		37,910

Tobacco – 3.5%
Philip Morris International Inc.	589	52,174

Trading Companies & Distributors – 1.5%
Fastenal Company	397	21,494

TOTAL COMMON STOCKS – 99.1%		$1,459,475
(Cost: $979,107)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 0.4%
Citigroup Funding Inc., 0.290%, 4–11–12 (B)	$3,000	3,000
Sara Lee Corporation, 0.320%, 4–2–12 (B)	2,764	2,764

		5,764

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.131%, 4–2–12 (C)	2,582	2,582

TOTAL SHORT-TERM SECURITIES – 0.6%		$8,346
(Cost: $8,346)

TOTAL INVESTMENT SECURITIES – 99.7%		$1,467,821
(Cost: $987,453)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		4,524

NET ASSETS – 100.0%		$1,472,345

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,459,475	$—	$—
Short-Term Securities	—	8,346	—
Total	$1,459,475	$8,346	$—

There were no reoccurring transfers between any levels during the period ended March 31, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$987,453

Gross unrealized appreciation	481,054
Gross unrealized depreciation	(686)

Net unrealized appreciation	$480,368

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 24, 2012

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 24, 2012